Property and Equipment	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

At December 31, 2017 and 2016, property and equipment consisted of the following:

		December 31,	December 31,
	Useful life	2017	2016
WiFi equipment	3 Years	$8,711,424	$8,367,678
Vehicles	5 Years	-	43,246
Office and other equipment	3 – 5 Years	170,242	416,434
Construction-in-progress	-	2,166,452	2,652,288
		11,048,118	11,479,646
Less: accumulated depreciation		(6,003,246)	(3,708,619)
		$5,044,872	$7,771,027

For the years ended December 31, 2017 and 2016, depreciation expense amounted to $2,628,884 and $2,474,434, respectively, of which $2,423,655 and $2,194,582, respectively, was included in cost of revenue, $117,648 and $121,740, respectively, was included in selling and marketing expenses and the remainder was included in general and administrative expense.

Included in construction-in-progress are WiFI equipment under construction.